--------------------------------------------------------------------------------

Alliance
Municipal
Trust
- New Jersey Portfolio

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                             AllianceCapital [LOGO]

Semi-Annual Report
December 31, 1999
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1999 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                   Yield          Value
--------------------------------------------------------------------------------

           MUNICIPAL BONDS-90.9%
           DELAWARE-0.7%
           Delaware Economic Development
           Authority IDA
           (Delaware Clean Power Project)
           Series 97A AMT VRDN
$   1,500  8/01/29 (b)...............................    5.85%    $   1,500,000
                                                                  -------------
           ILLINOIS-0.3%
           Rock Island Metropolitan Airport
           (Elliot Aviation Project)
           Series 98 AMT VRDN
      700  12/01/18 (b)..............................    5.70           700,000
                                                                  -------------
           NEW JERSEY-78.0%
           Atlantic City GO
           AMBAC Series 98
    2,250  8/15/00..................................     3.71         2,264,110
           Bergen County GO
           Series 97
    1,000  7/15/00..................................     3.71         1,004,111
           Camden County Improvement Authority
           (Harvest Village Project)
           Series 99A VRDN
    6,000  7/01/29 (b)..............................     4.85         6,000,000
           Closter GO BAN
           Series 99
    3,648  8/18/00..................................     3.62         3,656,318
           Gloucester County PCR
           (Mobil Oil Co.)
           VRDN
    2,400  12/01/03 (b).............................     5.10         2,400,000
           Jefferson Township GO BAN
           Series 99
    2,805  2/17/00..................................     2.98         2,805,906
           Jersey City BAN
           Promissory Notes Series 99
    3,000  3/02/00..................................     3.00         3,002,350
           Jersey City GO BAN
           Series 99
    6,000  9/15/00..................................     3.80         6,018,187
           Medford Township Board of Education
           BAN
           Series 00A
    6,293  7/28/00..................................     4.08         6,294,322
           Monmouth County
           Improvement Authority
           (Pooled Govt. Loan Prog.)
           VRDN
   18,350  8/01/16..................................     5.25        18,350,000
           Morristown Township GO BAN
           Series 99
    8,000  5/03/00..................................     3.15         8,009,229
           New Jersey Economic Development Authority
           (Bergen Community Blood Center)
           Series 97 VRDN
    1,965  12/01/12 (b)..........................        5.35         1,965,000
           New Jersey Economic Development Authority
           (Colonial Wire & Cable)
           Series B-1 AMT VRDN
    1,160  10/01/00 (b).............................     5.60         1,160,000
           New Jersey Economic Development Authority
           (Curtiss Wright Flight)
           VRDN
    2,047  1/01/02 (b)..............................     4.75         2,047,000
           New Jersey Economic Development Authority
           (Economic Growth E-1)
           Series 94E AMT VRDN
    1,575  8/01/14 (b)..............................     5.05         1,575,000
           New Jersey Economic Development Authority
           (Economic Growth)
           Series 94F VRDN
      600  8/01/14 (b)..............................     4.95           600,000
           New Jersey Economic Development Authority
           (Economic Growth)
           Series 96C VRDN
    2,535  11/01/11 (b).............................     5.40         2,535,000
           New Jersey Economic Development Authority
           (Economic Growth)
           Series B AMT VRDN
    2,020  8/01/04 (b)..............................     5.10         2,020,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                   Yield          Value
--------------------------------------------------------------------------------

           New Jersey Economic Development Authority
           (Economic Growth-Kirker Ent.)
           Series 96 AMT VRDN
$   1,500  1/01/05 (b)..............................      5.40%    $  1,500,000
           New Jersey Economic Development Authority
           (Economic Growth-Mona Industries)
           Series 96 AMT VRDN
    2,400  1/01/16 (b)..............................      5.40        2,400,000
           New Jersey Economic Development Authority
           (Fujinon Inc. Project)
           Series 86 VRDN
    2,000  3/01/01 (b)..............................      5.65        2,000,000
           New Jersey Economic Development Authority
           (General Motors Corp.)
           Series 85 VRDN
    4,835  10/01/00 (b).............................      5.25        4,835,000
           New Jersey Economic Development Authority
           (Hoffman-LA Roche Inc.)
           VRDN
    2,800  2/01/05 (b)..............................      5.00        2,800,000
           New Jersey Economic Development Authority
           (Job Haines Home Project)
           Series 98 VRDN
    2,000  2/01/28 (b)..............................      5.35        2,000,000
           New Jersey Economic Development Authority
           (Kinder-Care Learning Centers)
           Series D VRDN
      390  10/01/00 (b).............................      5.50          390,000
           New Jersey Economic Development Authority
           (Market Transition Fac)
           MBIA Series 94A
    1,000  7/01/00..................................      3.50        1,007,785
           New Jersey Economic Development Authority
           (Merck & Co.)
           Series 82 VRDN
    1,300  10/01/22 (b)........ ....................      5.25        1,300,000
           New Jersey Economic Development Authority
           (Russ Berrie & Co., Inc.)
           Series 83 VRDN
    1,000  12/01/13 (b).............................      4.50        1,000,000
           New Jersey Economic Development Authority
           (Thermal Energy Ltd.)
           AMT VRDN
    6,500  12/01/31 (b).............................      5.20        6,500,000
           New Jersey GO
           Series 96
    2,000  7/15/00..................................      3.35        2,017,041
           New Jersey Health Care Facilities
           (Atlantic City Medical Center)
           Series 98A-1 VRDN
    4,500  7/01/28 (b)..............................      5.25        4,500,000
           New Jersey Health Care Facilities
           (Beth Israel Hospital)
           Series 99A-1 VRDN
   13,300  7/01/14 (b)..............................      5.30       13,300,000
           New Jersey Health Care Facilities
           (Christ Hospital)
           Series 98A-2 VRDN
    7,100  7/01/13 (b)..............................      5.25        7,100,000
           New Jersey Health Care Facilities
           (Holland Christian)
           Series 99A-2 VRDN
    4,000  7/01/19 (b)..............................      5.30        4,000,000
           New Jersey Health Care Facilities
           (Hospital Capital Asset Financing)
           Series 85B VRDN
    8,000  7/01/35 (b)..............................      5.20        8,000,000
           New Jersey Health Care Facilities
           (Hospital Capital Asset Financing)
           Series 85D VRDN
    2,000  7/01/35 (b)..............................      5.20        2,000,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                   Yield          Value
--------------------------------------------------------------------------------

           New Jersey Health Care Facilities
           (United Methodist Homes)
           Series 98 A-6
           AMT VRDN
$   3,700  7/01/07 (b)..............................      5.25%   $   3,700,000
           New Jersey State Turnpike Authority
           (Turnpike Revenue)
           FGIC Series 91D
           VRDN
   14,400  1/01/18 (b)..............................      5.00       14,400,000
           New Jersey Transport Trust
           Series 99
    2,230  6/15/00..................................      3.65        2,238,243
           New Jersey Wastewater Treatment Trust
           MBIA Series 96 C
    1,485  5/15/00..................................      3.25        1,500,835
           Northeast Monmouth County
           (Regional Sewer Project Notes)
           Series 99
    2,500  7/21/00..................................      3.50        2,508,247
           Pleasantville Central School District GO
           MBIA Series 98
    1,000  2/15/00..................................      2.98        1,002,039
           Raritan GO BAN
           Series 99
    2,300  9/14/00..................................      3.79        2,307,099
           Salem County Pollution Control
           (Dupont Corp.)
           Series 82A VRDN
    2,400  3/01/12 (b)..............................      3.85        2,400,000
           Sussex County GO BAN
           Series 99
    7,000  6/29/00..................................      3.40        7,011,507
                                                                  -------------
                                                                    175,424,329
                                                                  -------------
           SOUTH CAROLINA-1.3%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series 97 AMT VRDN
    3,000  4/01/30 (b)..............................      5.80        3,000,000
                                                                  -------------
           TENNESSEE-2.7%
           Education Funding of the South
           (Student Loan Funding Corp.)
           Series 87A-3 AMT
           VRDN
    6,000  12/01/17 (b).............................      5.30        6,000,000
                                                                  -------------
           TEXAS-4.3%
           Brazos River Harbor Navigation District
           (Dow Chemical Co. Project)
           Series 99 AMT VRDN
    1,400  4/01/29 (b)..............................      5.45        1,400,000
           Brazos River Harbor Navigation District
           Series 98 AMT VRDN
    2,000  9/01/18 (b)..............................      5.40        2,000,000
           North Central Health Facility Development
           (YMCA MET Dallas Project)
           Series 91 VRDN
    2,000  6/01/21 (b)..............................      6.50        2,000,000
           Panhandle Plains Higher Education
           Authority
           (Student Loan Revenue)
           Series 97Y AMT VRDN
    4,400  10/01/02 (b).............................      5.25       4,400,000
                                                                  -------------
                                                                     9,800,000
                                                                  -------------
           VIRGINIA-0.7%
           King George County
           (Birchwood Power Project)
           Series 96 AMT VRDN
    1,500  4/01/26 (b)..............................      5.40        1,500,000
                                                                  -------------
           WASHINGTON-2.9%
           Port of Port Angeles IDA
           (Daishowa America Project)
           Series 92 AMT VRDN
    2,000  12/01/07 (b).............................      5.70        2,000,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                   Yield          Value
--------------------------------------------------------------------------------

           Washington Public Power Supply System
           (Nuclear Project No.1)
           Series 93 1A-1 VRDN
$   4,460  7/01/17 (b)..............................      5.50%   $   4,460,000
                                                                  -------------
                                                                      6,460,000
                                                                  -------------
           Total Municipal Bonds
           (amortized cost $204,384,329)............                204,384,329
                                                                  -------------
           COMMERCIAL PAPER-11.2%
           NEW JERSEY-9.0%
           New Jersey Economic Development Authority
           Series 91A AMT
    2,500  1/20/00..................................      3.45        2,500,000
    5,400  4/06/00..................................      3.65        5,400,000
           New Jersey Educational Facilities
           Authority
           (Princeton University)
           Series 97A
    2,300  4/11/00..................................      3.65        2,300,000
           New Jersey GO TRAN
           Series 00A
    4,000  3/09/00..................................      3.55        4,000,000
    4,000  3/09/00..................................      3.75        4,000,000
           New Jersey GO TRAN
           Series 97A
    2,000  4/19/00..................................      3.75        2,000,000
                                                                  -------------
                                                                     20,200,000
                                                                  -------------
           PUERTO RICO-2.2%
           Puerto Rico Government Development Bank
    5,000  4/11/00..................................      3.70        5,000,000
                                                                  -------------
           Total Commercial Paper
           (amortized cost $25,200,000).............                 25,200,000
                                                                  -------------
           TOTAL INVESTMENTS-102.1%
           (amortized cost $229,584,329)............                229,584,329
           Other assets less
           liabilities-(2.1%).......................                 (4,810,008)
                                                                  -------------
           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 224,770,603 shares
           outstanding).............................              $ 224,774,321
                                                                  =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC -American Municipal Bond Assurance Corporation
      AMT   -Alternative Minimum Tax
      BAN   -Bond Anticipation Note
      FGIC  -Financial Guaranty Insurance Company
      GO    -General Obligation
      IDA   -Industrial Development Authority
      MBIA  -Municipal Bond Investors Assurance
      PCR   -Pollution Control Revenue
      TRAN  -Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999
(unaudited)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest .......................................                  $ 3,989,707
EXPENSES
   Advisory fee (Note B) ..........................   $   597,036
   Distribution assistance and administrative
     service (Note C) .............................       546,078
   Transfer agency (Note B) .......................        57,862
   Custodian fees .................................        38,909
   Printing .......................................        12,650
   Registration fees ..............................        11,254
   Audit and legal fees ...........................         7,779
   Trustees' fees .................................         1,401
   Amortization of organization expense ...........           132
   Miscellaneous ..................................         4,869
                                                      -----------
   Total expenses .................................     1,277,970
   Less: expense reimbursement ....................       (83,898)
                                                      -----------
   Net expenses ...................................                    1,194,072

                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........                  $ 2,795,635
                                                                     ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

                                                  Six Months Ended
                                                  December 31, 1999    Year Ended
                                                     (unaudited)      June 30, 1999
                                                  =================  ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .........................  $   2,795,635     $   4,367,022
   Net realized gain on investment transactions ..            -0-             5,000
                                                    -------------     -------------
   Net increase in net assets from operations ....      2,795,635         4,372,022
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .........................     (2,795,635)       (4,367,022)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ......................         3,908,945        69,243,011
                                                    -------------     -------------
   Total increase ................................      3,908,945        69,248,011
NET ASSETS
   Beginning of year .............................    220,865,376       151,617,365
                                                    -------------     -------------
   End of period .................................  $ 224,774,321     $ 220,865,376
                                                    =============     =============


6

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio were being amortized against income on a straight-line basis through February, 1999.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1999, the reimbursement amounted to $83,898.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $28,244 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $626 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $298,518. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $247,560, of which $46,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $224,770,603. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended    Year Ended
                                                 December 31, 1999    June 30,
                                                    (unaudited)         1999
                                                 ================  =============

Shares sold ....................................    279,495,744     531,409,514
Shares issued on reinvestments of dividends ....      2,795,635       4,367,022
Shares redeemed ................................   (278,382,434)   (466,533,525)
                                                   ------------    ------------
Net increase ...................................      3,908,945      69,243,011
                                                   ============    ============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                            December 31,              Year Ended June 30,
                                               1999      ================================================
                                            (unaudited)    1999      1998      1997      1996      1995
                                            ===========  ========  ========  ========  ========  ========
Net asset value, beginning of year.........    $1.00       $1.00     $1.00     $1.00     $ 1.00    $1.00
                                              ------      ------    ------    ------     ------    -----
Income From Investment Operations
Net investment income (a)..................     .012        .022      .026      .027       .028     .029
                                              ------      ------    ------    ------     ------    ------
Less: Dividends
Dividends from net investment income..         (.012)      (.022)    (.026)    (.027)     (.028)   (.029)
                                              ------      ------    ------    ------     ------    ------
Net asset value, end of period.............   $ 1.00      $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
                                              ======      ======    ======    ======     ======    ======
Total Return
Total investment return based on net
   asset value (b).........................     1.18%       2.21%     2.67%     2.72%      2.89%     2.93%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).. $224,774    $220,865  $151,617  $123,579    $98,098   $74,133
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements........................     1.00%(c)    1.00%      .94%      .85%       .82%      .74%
   Expenses, before waivers and
     reimbursements........................     1.08%(c)    1.09%     1.07%     1.12%      1.19%     1.29%
   Net investment income (a)...............     2.37%(c)    2.16%     2.63%     2.68%      2.84%     2.98%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(c)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT Alliance Municipal Trust - New Jersey Portfolio
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                                                                 ---------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                       PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Municipal Trust - New Jersey Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 9 2 #

For non-touch-tone telephones, call toll-free (800) 221-9513
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AllianceCapital [LOGO]

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNJSR1299